Subsequent Events (Details) - Subsequent Event [Member]	Feb. 14, 2025 USD ($) shares
Subsequent Event [Line Items]
Warrant cancelled | shares	488,041
Advisory fee | $	$ 1,155,000
Subscription Agreement [Member]
Subsequent Event [Line Items]
Values of common stock | $	$ 550,000
Shares of common stock | shares	550,000